S000004308 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P MidCap 400 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.94%	10.01%	9.86%
iShares S&P Mid-Cap 400 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	9.84%	9.66%
Performance Inception Date					Jul. 24, 2000
iShares S&P Mid-Cap 400 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.52%	9.59%	9.37%
iShares S&P Mid-Cap 400 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.46%	7.75%	7.86%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.